Segment reporting - Schedule of Operating Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Operating Segment Assets and Liabilities [Abstract]
Total assets	$ 1,361,851	$ 1,163,986
Total liabilities	874,176	748,610
Additions to non-current assets	24,498	419,530
Operating segments
Operating Segment Assets and Liabilities [Abstract]
Total assets	1,080,124	976,791
Total liabilities	325,165	333,221
Additions to non-current assets	24,498	411,690
Operating segments | Precision Medicine
Operating Segment Assets and Liabilities [Abstract]
Total assets	323,308	233,252
Total liabilities	157,343	159,523
Additions to non-current assets	668	19,503
Operating segments | Therapeutics
Operating Segment Assets and Liabilities [Abstract]
Total assets	232,997	228,110
Total liabilities	25,828	17,099
Additions to non-current assets	172	67,715
Operating segments | Manufacturing Solutions
Operating Segment Assets and Liabilities [Abstract]
Total assets	523,819	515,429
Total liabilities	141,994	156,599
Additions to non-current assets	23,658	324,472
Reconciling items
Operating Segment Assets and Liabilities [Abstract]
Total assets	281,727	187,195
Total liabilities	549,011	415,389
Additions to non-current assets	$ 0	$ 7,840